Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.2%
Communication Services - 8.8%
49,073	Alphabet, Inc. - Class C*	137,060,398
885,393	Match Group, Inc.*	96,277,635
1,408,777	Pinterest, Inc.*	34,670,002
		268,008,035
Consumer Discretionary - 7.6%
33,163	Amazon.com, Inc.*	108,109,722
1,240,094	Chewy, Inc.*	50,571,033
202,484	Lululemon Athletica, Inc.*	73,953,231
		232,633,986
Consumer Staples - 7.5%
633,672	Brown-Forman Corp.	42,468,697
163,190	Costco Wholesale Corp.	93,972,962
333,221	Estee Lauder Companies, Inc.	90,742,743
		227,184,402
Financials - 1.5%
114,076	S&P Global, Inc.	46,791,694
Health Care - 22.9%
85,571	Align Technology, Inc.*	37,308,956
205,991	DexCom, Inc.*	105,384,996
940,992	Edwards Lifesciences Corp.*	110,773,578
458,857	Intuitive Surgical, Inc.*	138,427,980
215,239	Thermo Fisher Scientific, Inc.	127,130,915
382,009	Veeva Systems, Inc.*	81,161,632
512,109	Zoetis, Inc.	96,578,636
		696,766,693
Industrials - 10.8%
247,170	Cintas Corp.	105,143,646
387,111	IDEX Corp.	74,220,792
282,012	L3Harris Technologies, Inc.	70,071,522
166,451	Roper Technologies, Inc.	78,603,156
		328,039,116
Information Technology - 31.8%
181,119	Adobe, Inc.*	82,521,439
405,924	Autodesk, Inc.*	87,009,809
444,591	Coupa Software, Inc.*	45,183,783
246,169	Intuit, Inc.	118,367,902
344,382	MasterCard, Inc.	123,075,239
469,380	Microsoft Corp.	144,714,548
377,018	NVIDIA Corp.	102,873,131
399,915	NXP Semiconductors NV	74,016,268
236,284	ServiceNow, Inc.*	131,584,197
90,560	Shopify, Inc.*	61,214,938
		970,561,254
Materials - 2.3%
286,985	Sherwin-Williams Co.	71,637,196
Total Common Stocks (Cost $1,672,609,661)		2,841,622,376

Real Estate Investment Trusts - 3.0%
269,752	SBA Communications Corp.	92,821,663
Total Real Estate Investment Trusts (Cost $24,645,169)		92,821,663

Short-Term Investments - 3.6%
Money Market Funds - 3.6%
109,319,695	First American Government Obligations Fund - Class Z, 0.15%#	109,319,695
Total Short-Term Investments (Cost $109,319,695)		109,319,695
Total Investments - 99.8% (Cost $1,806,574,525)		3,043,763,734
Other Assets in Excess of Liabilities - 0.2%		5,635,621
NET ASSETS - 100.0%		$3,049,399,355

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.